LONG-TERM INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
HiU Media [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	9.87%
Cash paid	$ 1,500,000
Business acquisition effective date	Jan. 31, 2008
Xin Chuang Hang Yuan Technology Co Ltd (XCHY) [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	19.90%
Cash paid	1,464,118
Business acquisition effective date	Jul. 31, 2008
Property and equipment impairment		1,500,000
U4iA [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	2.40%
Cash paid	2,000,000
Business acquisition effective date	Feb. 28, 2012
Meteor [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	2.50%
Cash paid	$ 2,000,000
Business acquisition effective date	Oct. 12, 2012